Trade and other payables	12 Months Ended
Dec. 31, 2024
Trade and other payables.
Trade and other payables

A5. Trade and other payables

	2024	2023
	£m	£m
Trade payables	315	357
Social security and other taxes	91	95
Other payables	95	94
Accruals	345	322
Contract liabilities[1]	249	254
Deferred consideration	17	17
Contingent consideration[2]	75	76
Total	1,187	1,215

Analysed as follows:
Other payables	30	31
Deferred consideration	1	—
Contingent consideration[2]	38	40
Total non-current portion	69	71
Current portion	1,118	1,144
Total	1,187	1,215
1.

Contract liabilities represents customer invoices where performance obligations have not yet been satisfied. All opening balances have subsequently been satisfied in the year. In most business categories, our customers are invoiced in advance or simultaneously with performance obligations being satisfied.

2.	Contingent consideration includes put option liability of £26m (2023: £32m).

Other than the put options, there are no liabilities in the table above that bear interest or are discounted, and therefore the cash flows are equal to the carrying value of the liabilities. Cash is due to flow between one and five years for all non-current liabilities and not beyond. Fair value is equal to carrying value for all trade and other payables. There is no material difference between the fair value and carrying value for all trade and other payables.

Put options are held following the acquisition of PCI in 2017, where the seller may require the Group to purchase the remaining shares of the business in stages over a fixed term between 2023 and 2027. The put options are accounted for as an anticipated acquisition of the remaining shares and no non-controlling interest is recognised. The Group recognised a put option liability for the anticipated acquisition of these shares in contingent consideration, and any movements in the carrying value are recognised through equity. During the year, the seller exercised the second put option, selling a further 8% of the share capital of the company to the Group, making the Group’s total shareholding in PCI 73%.

Given the volume of acquisitions and the variety of inputs to the valuation of contingent consideration (depending on each transaction), there is not considered to be any change in input that would have a material impact on the contingent consideration liability.

The currency split of trade and other payables is as follows:

	2024	2023
	£m	£m
Pound sterling	165	164
Euro	227	238
US dollar	532	542
Other currencies	263	271
Carrying value	1,187	1,215

The ageing of trade payables is as follows:

	2024	2023
	£m	£m
Less than one year	314	357
Between one and five years	1	—
More than five years	—	—
Total	315	357

Maturity analysis for lease liabilities is included in Note B4, and other financial liabilities in Note C6.